UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      NOBLE PARTNERS, L.P.
           --------------------------------------------------
Address:   265 FRANKLIN ST., 21ST FLOOR
           --------------------------------------------------
           BOSTON, MA 02110
           --------------------------------------------------

Form 13F File Number:  28-11605
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   GEORGE L. NOBLE
        --------------------------------------------------
Title:  PRESIDENT, PEAK ASSET MGT., INC., GENERAL PARTNER, NOBLE PARTNERS, L.P.
        --------------------------------------------------
Phone:  617-646-6500
        --------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ GEORGE L. NOBLE           BOSTON, MA        5/17/2010
  ------------------------   --------------------  ----------
       [Signature]              [City, State]        [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        0
                                               -------------

Form 13F Information Table Entry Total:                   65
                                               -------------

Form 13F Information Table Value Total:             $ 46,457
                                               -------------
                                               (in thousands)



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE


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                                                 FORM13FINFORMATIONTABLE

       COLUMN 1                     COLUMN 2     COLUMN3  COLUMN 4       COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8

                                                            VALUE   SHRS OR          PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT SH/ PRN  CALL  DISCRETION MANAGERS     SOLE SHARED NONE
-------------------------------------------------------- --------  -------- ------- ------ ---------- --------- ------- ------ ----
ACACIA RESH CORP              ACACIA TCH COM    003881307    621     57,300  SH               SOLE               57,300    0    0
AKORN INC                     COM               009728106    322    210,500  SH               SOLE              210,500    0    0
ALPHA NATURAL RESOURCES INC   COM               02076X102    686     13,750  SH               SOLE               13,750    0    0
ANNALY CAP MGMT INC           COM               035710409    859     50,000  SH               SOLE               50,000    0    0
ARVINMERITOR INC              COM               043353101   1,782   133,500  SH               SOLE              133,500    0    0
ATLAS ENERGY INC              COM               049298102   1,369    44,000  SH               SOLE               44,000    0    0
ATLAS PIPELINE PARTNERS LP    UNIT L P INT      049392103    849     61,000  SH               SOLE               61,000    0    0
BRIGHAM EXPLORATION CO        COM               109178103    574     36,000  SH               SOLE               36,000    0    0
BUCYRUS INTL INC NEW          COM               118759109    231      3,500  SH               SOLE                3,500    0    0
CANADIAN NAT RES LTD          COM               136385101    740     10,000  SH               SOLE               10,000    0    0
CEPHALON INC                  COM               156708109    271      4,000  SH               SOLE                4,000    0    0
CERAGON NETWORKS LTD          ORD               M22013102    502     46,000  SH               SOLE               46,000    0    0
CISCO SYS INC                 COM               17275R102    521     20,000  SH               SOLE               20,000    0    0
CLIFFS NATURAL RESOURCES INC  COM               18683K101    213      3,000  SH               SOLE                3,000    0    0
COVANCE INC                   COM               222816100    798     13,000  SH               SOLE               13,000    0    0
DANA HOLDING CORP             COM               235825205    238     20,000  SH               SOLE               20,000    0    0
DARLING INTL INC              COM               237266101    432     48,200  SH               SOLE               48,200    0    0
E M C CORP MASS               COM               268648102    451     25,000  SH               SOLE               25,000    0    0
EMERGENT BIOSOLUTIONS INC     COM               29089Q105    201     12,000  SH               SOLE               12,000    0    0
EOG RES INC                   COM               26875P101    465      5,000  SH               SOLE                5,000    0    0
FIFTH THIRD BANCORP           COM               316773100    446     32,900  SH               SOLE               32,900    0    0
FINISAR CORP                  COM NEW           31787A507    344     22,000  SH               SOLE               22,000    0    0
FINISAR CORP                  COM NEW           31787A507    344     22,000  SH       PUT     SOLE               22,000    0    0
GILEAD SCIENCES INC           COM               375558103    205      4,500  SH               SOLE                4,500    0    0
HEALTHSOUTH CORP              COM NEW           421924309    234     12,500  SH               SOLE               12,500    0    0
HESS CORP                     COM               42809H107    500      8,000  SH               SOLE                8,000    0    0
HUNTINGTON BANCSHARES INC     COM               446150104    390     72,300  SH               SOLE               72,300    0    0
INSPIRE PHARMACEUTICALS INC   COM               457733103    156     25,000  SH               SOLE               25,000    0    0
INSULET CORP                  COM               45784P101    151     10,000  SH               SOLE               10,000    0    0
JACK IN THE BOX INC           COM               466367109   1,178    50,000  SH               SOLE               50,000    0    0
KEYCORP NEW                   COM               493267108    591     76,300  SH               SOLE               76,300    0    0
KODIAK OIL & GAS CORP         COM               50015Q100    171     50,000  SH               SOLE               50,000    0    0
LEAR CORP                     COM NEW           521865204    317      4,000  SH               SOLE                4,000    0    0
LINCARE HLDGS INC             COM               532791100    224      5,000  SH               SOLE                5,000    0    0
MAGNUM HUNTER RES CORP DEL    COM               55973B102     76     25,000  SH               SOLE               25,000    0    0
MASSEY ENERGY CORP            COM               576206106    261      5,000  SH               SOLE                5,000    0    0
MECHEL OAO                    SPONSORED ADR     583840103    284     10,000  SH               SOLE               10,000    0    0
MOSAIC CO                     COM               61945A107    304      5,000  SH               SOLE                5,000    0    0
NATIONAL FUEL GAS CO N J      COM               636180101   2,426    48,000  SH               SOLE               48,000    0    0
NATIONAL FUEL GAS CO N J      COM               636180101    404      8,000  SH       PUT     SOLE                8,000    0    0
OCCIDENTAL PETE CORP DEL      COM               674599105    423      5,000  SH               SOLE                5,000    0    0
OCLARO INC                    COM               67555N107    260     94,800  SH               SOLE               94,800    0    0
ORIENT-EXPRESS HOTELS LTD     CL A              G67743107    447     31,500  SH               SOLE               31,500    0    0
PALL CORP                     COM               696429307    891     22,000  SH               SOLE               22,000    0    0
PIONEER NAT RES CO            COM               723787107    760     13,500  SH               SOLE               13,500    0    0
PNC FINL SVCS GROUP INC       COM               693475105    561      9,400  SH               SOLE                9,400    0    0
POWERSHARES QQQ TRUST         UNIT SER 1        73935A104    265      5,500  SH               SOLE                5,500    0    0
QUALCOMM INC                  COM               747525103    252      6,000  SH               SOLE                6,000    0    0
RITE AID CORP                 COM               767754104     90     60,000  SH               SOLE               60,000    0    0
ROSETTA RESOURCES INC         COM               777779307    236     10,000  SH               SOLE               10,000    0    0
ROYAL CARIBBEAN CRUISES LTD   COM               V7780T103    505     15,300  SH               SOLE               15,300    0    0
SKYWORKS SOLUTIONS INC        COM               83088M102   3,432   220,000  SH               SOLE              220,000    0    0
SOLUTIA INC                   COM NEW           834376501    390     24,200  SH               SOLE               24,200    0    0
SOUTHWEST AIRLS CO            COM               844741108    529     40,000  SH               SOLE               40,000    0    0
SPDR S&P 500 ETF TR           UNIT SER 1 S&P    78462F103   8,775    75,000  SH       PUT     SOLE               75,000    0    0
SPIRIT AEROSYSTEMS HLDGS INC  COM CL A          848574109    281     12,000  SH               SOLE               12,000    0    0
ST MARY LD & EXPL CO          COM               792228108    348     10,000  SH               SOLE               10,000    0    0
STARWOOD HOTELS&RESORTS WRLD  COM               85590A401   2,798    60,000  SH               SOLE               60,000    0    0
TENET HEALTHCARE CORP         COM               88033G100    286     50,000  SH               SOLE               50,000    0    0
TENNECO INC                   COM               880349105    847     35,800  SH               SOLE               35,800    0    0
TEREX CORP NEW                COM               880779103    227     10,000  SH               SOLE               10,000    0    0
ULTRA PETROLEUM CORP          COM               903914109    233      5,000  SH               SOLE                5,000    0    0
VANDA PHARMACEUTICALS INC     COM               921659108    519     45,000  SH               SOLE               45,000    0    0
WARNER CHILCOTT PLC IRELAND   SHS A             G94368100    268     10,500  SH               SOLE               10,500    0    0
WHITING PETE CORP NEW         COM               966387102    445      5,500  SH               SOLE                5,500    0    0
WISDOMTREE TRUST              CHINESE YUAN ETF  97717W182   1,258    50,000  SH               SOLE               50,000    0    0

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